Segment Revenue and Expenses - Summary of Earnings (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Gains (losses) on change in fair value of derivatives		$ 349	$ 960	$ 31
BHP Petroleum International Pty Ltd [member]
Disclosure of operating segments [line items]
Acquisition related costs paid classified as operating activities	$ 419
Corporates Or Others 2022 [Member]
Disclosure of operating segments [line items]
Costs of unsuccessful wells			125
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		13,985	16,790	6,923
Sub-lease income		$ 9	27	39
Movement in onerous contract provision, Changes in estimates			245	95
Movement in onerous contract provision, Provision used			29	45
Revaluation gain on assets			427
Costs relating to exit from exploration licences			142
Other trading income				67
Net foreign exchange gain				44
Costs of unsuccessful wells				56
Capitalised costs written off				209
Gain (loss) on hedge ineffectiveness				(91)
Exit fee				$ 33
Variable consideraion			$ 71